Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy

We have developed and maintain a cybersecurity risk management program that focuses primarily on securing and safeguarding computer systems, networks, cloud services, business applications, and data and that is integrated in our overall risk management strategy and framework. We have implemented protocols to protect against cyber threats and ensure the containment and security of sensitive business data, including ongoing security reviews of critical systems, continuous monitoring of event data, and employee training programs, which processes are aligned with our overall business and operational goals and strategies. Our risk assessment occurs on an ongoing basis and covers identification of risks that could act against the company’s objectives as well as specific risks related to a compromise to the security of data.

We engage a third party to provide operational support for cybersecurity risks. This forms a critical part of our risk management strategy, facilitating effective management and mitigation of risks, and ensuring adherence to applicable regulatory and industry standards.

Overall, we believe that we have established a robust framework for confidentiality, integrity, and availability of information, adhering to relevant security standards, practices, and compliance requirements. In addition, we maintain insurance to help protect against risks associated with cybersecurity threats. As of the date of this report, we do not believe that any risks from cybersecurity threats have materially affected, or are reasonably likely to materially affect, us, including our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3.D. Key Information — Risk Factors – Risks Related to Our Industry – Significant disruptions of our information technology systems or breaches of our data security could adversely affect our business.” in this Annual Report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Overall, we believe that we have established a robust framework for confidentiality, integrity, and availability of information, adhering to relevant security standards, practices, and compliance requirements.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, we do not believe that any risks from cybersecurity threats have materially affected, or are reasonably likely to materially affect, us, including our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our audit committee oversees our cybersecurity program and helps guide our strategy for managing cybersecurity risks in the context of our overall risk management system. Our cybersecurity program is managed by our Chief Financial Officer and our internal IT team, who is responsible for leading enterprise-wide cybersecurity strategy, protocols, framework, standards and processes. The Chief Financial Officer reports to our board of directors, as well as our Chief Executive Officer and other members of senior management as appropriate.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee oversees our cybersecurity program and helps guide our strategy for managing cybersecurity risks in the context of our overall risk management system.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity program is managed by our Chief Financial Officer and our internal IT team, who is responsible for leading enterprise-wide cybersecurity strategy, protocols, framework, standards and processes.